Climate change - Summary of Climate Change in Price-Only Sensitivities Reflect (Detail)	Jun. 30, 2023 $ / Per-tonne
Base case [member] | 2030 [member]
Disclosure of Detailed Information About Price Only Sensitivities of Coal Price [Line Items]
Coal price per ton	159
Base case [member] | 2050 [member]
Disclosure of Detailed Information About Price Only Sensitivities of Coal Price [Line Items]
Coal price per ton	170
1.5°C scenario [member] | 2030 [member]
Disclosure of Detailed Information About Price Only Sensitivities of Coal Price [Line Items]
Coal price per ton	127
1.5°C scenario [member] | 2050 [member]
Disclosure of Detailed Information About Price Only Sensitivities of Coal Price [Line Items]
Coal price per ton	135